Cash and Cash Equivalents (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash And Cash Equivalents Details 1Abstract
Capital accruals	$ 31,469,596	$ 5,972,230
Purchase of property, plant and equipment financed through advances paid to contractors	8,335,236	231,571
Listing expenses (note 5)	100,122,019
Lease payments made by shareholders		$ 2,818,714